Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (763,180)	$ (511,264)
Share-based Compensation	273,565	9,027
Derivative liability Income tax	1,531	3,180
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 488,084	$ 499,057